Derivative Liabilities (Details 1) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Recurring [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liabilities	$ 420,360
Quoted prices in active markets (Level 1) | Fair Value, Recurring [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liabilities
Significant other observable inputs (Level 2) | Fair Value, Recurring [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liabilities
Significant unobservable inputs (Level 3)
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liabilities	$ 420,360		$ 1,650,243
Significant unobservable inputs (Level 3) | Fair Value, Recurring [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liabilities	$ 158,350